[Janus Henderson Letterhead]

March 6, 2026

EDGAR Operations Branch

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-0505

Re:	JANUS DETROIT STREET TRUST (the “Registrant”)
1933 Act File No. 333-207814
1940 Act File No. 811-23112

Dear Sir or Madam:

Pursuant to Rule 497(j) of Regulation C under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned hereby certifies on behalf of the Registrant:

1.	There are no changes to the following Prospectuses and Statements of Additional Information (“SAIs”) from the forms of the Prospectuses and SAIs that were filed in Post-Effective Amendment No. 88 (“PEA No. 88”) on February 27, 2026, pursuant to Rule 485(b) under the 1933 Act.

•	Fixed Income ETFs Prospectuses and SAI (except for the Janus Henderson Asset-Backed Securities ETF Prospectus)
•	Janus Henderson Global Artificial Intelligence ETF Prospectus and SAI
•	Janus Henderson Transformational Growth ETF Prospectus and SAI
•	Janus Henderson U.S. Real Estate ETF Prospectus and SAI
•	Janus Henderson Mid Cap Growth Alpha ETF, Janus Henderson Small Cap Growth Alpha ETF, and Janus Henderson Small/Mid Cap Growth Alpha ETF Prospectuses and SAI

2.	The text of PEA No. 88 has been filed electronically.

If you have any questions regarding this filing, please call me at (303) 336-7903.

Respectfully,

/s/ Cara Owen

Cara Owen, Esq.

Vice President, Secretary, and Chief Legal Officer of the Registrant

Enclosure (via EDGAR)

cc:	Eric Purple, Esq.
Jay Mensah, Esq.